11. Derivative Financial Instruments (Details - Significant inputs) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Investments, All Other Investments [Abstract]
Quoted market price on valuation date	$0.0031 - $0.0058	$0.0031 - $0.0058
Contractual conversion rate	$ 0.01	$ 0.01
Contractual term to maturity	1.00 Years – 1.13 Years	1.00 Years – 1.13 Years
Equivalent Volatility	15.89% - 319.40%	15.89% - 319.40%
Interest rate	8.00%	8.00%